SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Office Equipment [Member]
Property Plant and Equipment Useful Life	3 years	3 years
Furniture and Fixtures [Member]
Property Plant and Equipment Useful Life	5 years	5 years